Summary Prospectus Supplement	October 23, 2015

Putnam Short Duration Income Fund
Summary Prospectus dated November 30, 2014

The Fund is closed to new purchases of Class R5 shares and will no longer accept orders for these shares from new investors or from existing shareholders (including through exchanges).

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